Other Balance Sheet Components	12 Months Ended
Dec. 31, 2014
Other Balance Sheet Components
Other Balance Sheet Components

9. Other Balance Sheet Components

	As of December 31,
	2012	2013	2014
	(In thousands)
Accounts receivable, net:
Accounts receivable		$209,688	$282,525
Allowance for doubtful accounts:
Balance at the beginning of year	(11,492)	(11,054)	(16,307)
Additional provision charged to expenses	(3,869)	(10,385)	(21,574)
Write-off	4,307	5,132	15,120
Balance at the end of year	(11,054)	(16,307)	(22,761)
		$193,381	$259,764
Prepaid expenses and other current assets:
Prepayments for long-term investments		$18,842	$57,340
Rental and other deposits		8,768	9,320
Content fees		7,914	7,886
Dividend receivable		—	7,735
Current deferred tax assets		3,480	3,867
Others		18,178	23,066
		$57,182	$109,214
Property and equipment, net:
Computers and equipment		$200,506	$211,236
Leasehold improvements		13,620	14,857
Furniture and fixtures		10,909	12,324
Other		1,814	2,162
		226,849	240,579
Less: Accumulated depreciation		(145,929)	(176,850)
		$80,920	$63,729
Other assets:
Prepayment for land use right and office building		$89,163	$158,957
Issuance cost of convertible debt		16,074	10,483
Investment deposits		6,027	9,457
Non-current deferred tax assets		1,074	453
Others		1,007	241
		$113,345	$179,591
Accrued liabilities:
Sales rebates		$48,047	$63,407
Pass through funding of SINA Pay		4,467	56,030
Accrued compensation and benefits		27,978	38,713
Marketing expenses		29,656	37,156
Content fees		21,296	23,257
Internet connection costs		8,397	14,552
Sales commissions		7,018	13,847
Advertisement production costs		10,352	9,043
Amounts owed on non-controlling interests in subsidiary		12,073	1,123
Others		51,553	63,140
		$220,837	$320,268